UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments

Common Stocks — 99.2%
Security	Shares	Value

Aerospace & Defense — 1.2%

Boeing Co. (The)	882,743	$188,959,967

General Dynamics Corp.	141,321	21,031,391

Howmet Aerospace, Inc.	4	114

Huntington Ingalls Industries, Inc.	1,274	217,192

L3Harris Technologies, Inc.	5,971	1,128,638

Lockheed Martin Corp.	122,831	43,602,548

Northrop Grumman Corp.	50,885	15,505,678

Northrop Grumman Corp.(1)	2,913	887,427

Raytheon Technologies Corp.	1,024,406	73,255,273

Textron, Inc.	9,022	436,033

TransDigm Group, Inc.	2,016	1,247,602

		$346,271,863

Air Freight & Logistics — 1.6%

C.H. Robinson Worldwide, Inc.	939,486	$88,189,551

Expeditors International of Washington, Inc.	12,800	1,217,408

FedEx Corp.	345,061	89,584,737

United Parcel Service, Inc., Class B	1,512,501	254,705,168

XPO Logistics, Inc.(2)	57,458	6,848,994

		$440,545,858

Airlines — 0.0%(3)

American Airlines Group, Inc.	66,989	$1,056,417

Delta Air Lines, Inc.	60,606	2,436,967

Southwest Airlines Co.	27,758	1,293,800

		$4,787,184

Auto Components — 0.7%

Adient PLC(2)	15,053	$523,393

Aptiv PLC	1,015,600	132,322,524

BorgWarner, Inc.	800	30,912

Dorman Products, Inc.(2)	20,730	1,799,779

Garrett Motion, Inc.(2)	36,184	160,295

Gentex Corp.	1,443,192	48,967,504

		$183,804,407

Automobiles — 0.2%

Daimler AG	38,000	$2,671,400

Ford Motor Co.	1,212,501	10,657,884

General Motors Co.	82,498	3,435,217

Harley-Davidson, Inc.	20,162	739,945

Tesla, Inc.(2)	36,985	26,099,205

Toyota Motor Corp. ADR	5,000	772,850

		$44,376,501

Security	Shares	Value

Banks — 3.9%

Bank of America Corp.	3,980,104	$120,636,952

Bank of Hawaii Corp.	557	42,677

Bank of Montreal	4	304

CIT Group, Inc.	1,490	53,491

Citigroup, Inc.	860,832	53,078,901

Commerce Bancshares, Inc.	69,629	4,574,625

CVB Financial Corp.	608,432	11,864,424

Fifth Third Bancorp	1,719,235	47,399,309

First Republic Bank	1,652	242,729

HSBC Holdings PLC	220,592	1,145,184

HSBC Holdings PLC ADR	424	10,986

Huntington Bancshares, Inc.	144,510	1,825,161

ING Groep NV ADR	125	1,180

JPMorgan Chase & Co.	4,052,886	515,000,224

KeyCorp	112,574	1,847,339

M&T Bank Corp.	151,517	19,288,114

Pinnacle Financial Partners, Inc.	34,686	2,233,779

PNC Financial Services Group, Inc. (The)	107,711	16,048,939

Regions Financial Corp.	714,736	11,521,544

Signature Bank	3,359	454,439

Societe Generale S.A.(2)	405,793	8,435,871

Sterling Bancorp	103,627	1,863,214

SVB Financial Group(2)	29,245	11,342,088

Synovus Financial Corp.	1,565	50,659

Toronto-Dominion Bank (The)	569	32,103

Truist Financial Corp.	1,713,775	82,141,236

U.S. Bancorp	859,714	40,054,075

Wells Fargo & Co.	4,123,713	124,453,658

Western Alliance Bancorp	23,987	1,438,021

		$1,077,081,226

Beverages — 2.1%

Anheuser-Busch InBev SA/NV ADR	75,379	$5,269,746

Boston Beer Co., Inc. (The), Class A(2)	4,730	4,702,992

Brown-Forman Corp., Class A	17,399	1,278,304

Brown-Forman Corp., Class B	378,835	30,090,864

Coca-Cola Co. (The)	3,506,980	192,322,783

Constellation Brands, Inc., Class A	106,872	23,410,312

Diageo PLC ADR	8,721	1,384,982

Keurig Dr Pepper, Inc.	2,700	86,400

Molson Coors Beverage Co., Class B	186,000	8,405,340

Monster Beverage Corp.(2)	171,250	15,837,200

PepsiCo, Inc.	2,056,881	305,035,452

		$587,824,375

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Biotechnology — 2.5%

AbbVie, Inc.	818,966	$87,752,207

Agios Pharmaceuticals, Inc.(2)	74,972	3,248,537

Alexion Pharmaceuticals, Inc.(2)	469,856	73,410,301

Alkermes PLC(2)	5,000	99,750

Alnylam Pharmaceuticals, Inc.(2)	117,352	15,252,239

Amgen, Inc.	737,078	169,468,974

argenx SE ADR(2)	308,910	90,847,342

Biogen, Inc.(2)	100,682	24,652,995

Bluebird Bio, Inc.(2)	500	21,635

Blueprint Medicines Corp.(2)	255,000	28,598,250

Exact Sciences Corp.(2)	181,454	24,040,840

Gilead Sciences, Inc.	1,099,221	64,040,615

Incyte Corp.(2)	103,220	8,978,076

Moderna, Inc.(2)	4,723	493,412

Neurocrine Biosciences, Inc.(2)	64,045	6,138,713

Regeneron Pharmaceuticals, Inc.(2)	22,695	10,964,181

Seattle Genetics, Inc.(2)	5,662	991,643

Vertex Pharmaceuticals, Inc.(2)	346,315	81,848,087

		$690,847,797

Building Products — 0.5%

A.O. Smith Corp.	31,693	$1,737,410

Carrier Global Corp.	569,759	21,491,309

Fortune Brands Home & Security, Inc.	2,923	250,560

Johnson Controls International PLC	348,024	16,214,438

Lennox International, Inc.	339,213	92,934,186

Masco Corp.	38,156	2,095,909

Resideo Technologies, Inc.(2)	14,542	309,163

Trane Technologies PLC	26,539	3,852,401

		$138,885,376

Capital Markets — 4.3%

Affiliated Managers Group, Inc.	58,716	$5,971,417

Ameriprise Financial, Inc.	214,951	41,771,428

Bank of New York Mellon Corp. (The)	709,152	30,096,411

BlackRock, Inc.	41,065	29,630,040

Brookfield Asset Management, Inc., Class A	192,123	7,928,916

Cboe Global Markets, Inc.	175,414	16,334,552

Charles Schwab Corp. (The)	3,911,424	207,461,929

CME Group, Inc.	225,113	40,981,822

FactSet Research Systems, Inc.	97,299	32,351,918

Federated Hermes, Inc., Class B	549	15,861

Franklin Resources, Inc.	211,191	5,277,663

Goldman Sachs Group, Inc. (The)	1,011,714	266,799,099

Intercontinental Exchange, Inc.	153,966	17,750,740

Security	Shares	Value

Capital Markets (continued)

Invesco, Ltd.	11,064	$192,846

LPL Financial Holdings, Inc.	209,488	21,832,839

Moody’s Corp.	257,675	74,787,592

Morgan Stanley	2,676,704	183,434,525

Morningstar, Inc.	4,694	1,086,990

Nasdaq, Inc.	71,203	9,451,486

Northern Trust Corp.	2,500	232,850

Raymond James Financial, Inc.	55,363	5,296,578

S&P Global, Inc.	279,873	92,002,651

SEI Investments Co.	150,000	8,620,500

State Street Corp.	215,676	15,696,899

Stifel Financial Corp.	169,194	8,537,529

T. Rowe Price Group, Inc.	513,634	77,759,051

UBS Group AG(2)	9	127

Waddell & Reed Financial, Inc., Class A	9,248	235,547

		$1,201,539,806

Chemicals — 1.1%

AdvanSix, Inc.(2)	1,768	$35,342

Air Products and Chemicals, Inc.	13,331	3,642,296

Albemarle Corp.	93,722	13,825,870

Balchem Corp.	17,292	1,992,384

Celanese Corp.	16,713	2,171,687

Chemours Co. (The)	1	25

Corteva, Inc.	242,479	9,388,787

Dow, Inc.	80,280	4,455,540

DuPont de Nemours, Inc.	498,374	35,439,375

Eastman Chemical Co.	650	65,182

Ecolab, Inc.	594,981	128,730,089

FMC Corp.	817	93,898

International Flavors & Fragrances, Inc.	5,000	544,200

Linde PLC	8,469	2,231,666

Linde PLC(1)	12,068	3,178,528

LyondellBasell Industries NV, Class A	4,274	391,755

NewMarket Corp.	13,626	5,427,100

PPG Industries, Inc.	410,670	59,226,827

RPM International, Inc.	3,433	311,648

Sherwin-Williams Co. (The)	52,823	38,820,151

Westlake Chemical Corp.	1,000	81,600

		$310,053,950

Commercial Services & Supplies — 0.1%

Brady Corp., Class A	258	$13,627

Cintas Corp.	395	139,617

Copart, Inc.(2)	4,771	607,110

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Commercial Services & Supplies (continued)

Pitney Bowes, Inc.	14,270	$87,903

Republic Services, Inc.	1,750	168,525

Rollins, Inc.	60,814	2,376,003

Stericycle, Inc.(2)	8,000	554,640

Waste Connections, Inc.	115,655	11,862,733

Waste Management, Inc.	208,149	24,547,012

		$40,357,170

Communications Equipment — 1.5%

Arista Networks, Inc.(2)	802,596	$233,210,320

Arista Networks, Inc.(1)(2)	88,600	25,744,502

Arista Networks, Inc.(1)(2)	105,064	30,510,129

Cisco Systems, Inc.	2,727,494	122,055,356

Juniper Networks, Inc.	285,300	6,422,103

Motorola Solutions, Inc.	47,514	8,080,231

Nokia Oyj ADR(2)	192	751

		$426,023,392

Construction & Engineering — 0.0%(3)

Fluor Corp.	3,250	$51,903

Jacobs Engineering Group, Inc.	85,615	9,328,610

Quanta Services, Inc.	2,000	144,040

		$9,524,553

Construction Materials — 0.0%(3)

Vulcan Materials Co.	57,559	$8,536,575

		$8,536,575

Consumer Finance — 1.1%

American Express Co.	1,075,262	$130,009,928

Capital One Financial Corp.	133,434	13,189,951

Discover Financial Services	1,253,950	113,520,094

LendingClub Corp.(2)	15,938	168,305

Navient Corp.	10,200	100,164

Synchrony Financial	1,497,811	51,989,020

		$308,977,462

Containers & Packaging — 0.1%

Amcor PLC	936,184	$11,018,886

AptarGroup, Inc.	65,000	8,897,850

Avery Dennison Corp.	5,508	854,346

Ball Corp.	53,090	4,946,926

Crown Holdings, Inc.(2)	13,787	1,381,457

International Paper Co.	5,124	254,765

Security	Shares	Value

Containers & Packaging (continued)

Packaging Corp. of America	11,985	$1,652,851

Sealed Air Corp.	27,104	1,241,092

Sonoco Products Co.	774	45,860

WestRock Co.	42,750	1,860,908

		$32,154,941

Distributors — 0.0%(3)

Genuine Parts Co.	49,501	$4,971,386

LKQ Corp.(2)	79,518	2,802,214

		$7,773,600

Diversified Consumer Services — 0.0%(3)

H&R Block, Inc.	25,610	$406,175

Service Corp. International	15,900	780,690

		$1,186,865

Diversified Financial Services — 2.3%

Berkshire Hathaway, Inc., Class A(2)	546	$189,906,990

Berkshire Hathaway, Inc., Class B(2)	1,903,185	441,291,506

		$631,198,496

Diversified Telecommunication Services — 0.3%

AT&T, Inc.	557,960	$16,046,930

CenturyLink, Inc.	4,871	47,492

Frontier Communications Corp.(2)	894	80

Liberty Global PLC, Class A(2)	8,854	214,444

Liberty Global PLC, Class C(2)	27,614	653,071

Liberty Latin America, Ltd., Class A(2)	1,546	17,207

Liberty Latin America, Ltd., Class C(2)	4,825	53,509

Verizon Communications, Inc.	945,002	55,518,868

		$72,551,601

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,884,140

Edison International	1,134	71,238

Entergy Corp.	2,340	233,626

Exelon Corp.	28,310	1,195,248

NextEra Energy, Inc.	688,108	53,087,532

NRG Energy, Inc.	461	17,311

Southern Co. (The)	103,526	6,359,602

		$63,848,697

Electrical Equipment — 0.8%

Acuity Brands, Inc.	9,321	$1,128,680

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Electrical Equipment (continued)

AMETEK, Inc.	68,343	$8,265,402

Eaton Corp. PLC	87,733	10,540,243

Emerson Electric Co.	2,202,703	177,031,240

Hubbell, Inc.	14,950	2,344,010

nVent Electric PLC	4	93

Rockwell Automation, Inc.	112,165	28,132,104

		$227,441,772

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	15,644	$2,045,766

CDW Corp.	142,695	18,805,774

Corning, Inc.	1,555,689	56,004,804

FLIR Systems, Inc.	2,030	88,975

Keysight Technologies, Inc.(2)	15,146	2,000,635

Knowles Corp.(2)	8,001	147,458

Littelfuse, Inc.	52,675	13,414,216

TE Connectivity, Ltd.	57,005	6,901,595

Trimble, Inc.(2)	3,200	213,664

Vontier Corp.(2)	3,985	133,099

Zebra Technologies Corp., Class A(2)	50,772	19,513,203

		$119,269,189

Energy Equipment & Services — 0.1%

ChampionX Corp.	18,853	$288,451

Core Laboratories NV	16,652	441,445

Frank’s International NV(2)	1,500,000	4,110,000

Halliburton Co.	440,924	8,333,464

NOV, Inc.	10,391	142,668

Schlumberger NV	857,134	18,711,235

Transocean, Ltd.(2)	3,548	8,196

		$32,035,459

Entertainment — 2.6%

Activision Blizzard, Inc.	241,143	$22,390,128

Electronic Arts, Inc.	140,557	20,183,985

Liberty Braves Group, Series A(2)	1,236	30,739

Liberty Braves Group, Series C(2)	2,473	61,528

Liberty Formula One Group, Series A(2)	3,091	117,427

Liberty Formula One Group, Series C(2)	6,183	263,396

Live Nation Entertainment, Inc.(2)	20,744	1,524,269

Netflix, Inc.(2)	204,934	110,813,962

Spotify Technology S.A.(2)	79,019	24,864,119

Walt Disney Co. (The)(2)	3,021,389	547,415,259

		$727,664,812

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	56,291	$12,635,078

AvalonBay Communities, Inc.	7,000	1,123,010

Extra Space Storage, Inc.	1,800	208,548

Federal Realty Investment Trust	1,300	110,656

Host Hotels & Resorts, Inc.	528,986	7,739,065

ProLogis, Inc.	28,120	2,802,439

Public Storage	1,949	450,082

Simon Property Group, Inc.	25,563	2,180,013

		$27,248,891

Food & Staples Retailing — 1.6%

Costco Wholesale Corp.	938,803	$353,722,194

Kroger Co. (The)	155,213	4,929,565

Sprouts Farmers Market, Inc.(2)	750,036	15,075,724

Sysco Corp.	635,859	47,218,889

Walgreens Boots Alliance, Inc.	442,345	17,640,719

Walmart, Inc.	15,881	2,289,246

		$440,876,337

Food Products — 1.4%

Archer-Daniels-Midland Co.	137,778	$6,945,389

Campbell Soup Co.	748,065	36,168,943

Conagra Brands, Inc.	668,102	24,225,379

Flowers Foods, Inc.	586,273	13,267,358

General Mills, Inc.	135,948	7,993,742

Hain Celestial Group, Inc. (The)(2)	17,240	692,186

Hershey Co. (The)	389,366	59,312,123

Hormel Foods Corp.	333,454	15,542,291

JM Smucker Co. (The)	20,034	2,315,930

Kellogg Co.	67,139	4,178,060

Kraft Heinz Co. (The)	106,315	3,684,878

Lamb Weston Holdings, Inc.	125,847	9,909,193

McCormick & Co., Inc., Non Voting Shares	156,988	15,008,053

Mondelez International, Inc., Class A	875,402	51,184,755

Nestle S.A.	1,118,348	132,201,333

Tyson Foods, Inc., Class A	27,528	1,773,904

		$384,403,517

Health Care Equipment & Supplies — 3.2%

Abbott Laboratories	1,993,135	$218,228,351

ABIOMED, Inc.(2)	88,267	28,616,161

Alcon, Inc.(2)	22,924	1,512,525

Align Technology, Inc.(2)	18,700	9,992,906

Avanos Medical, Inc.(2)	542	24,867

Baxter International, Inc.	37,745	3,028,659

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)

Becton, Dickinson and Co.	90,691	$22,692,702

Boston Scientific Corp.(2)	444,159	15,967,516

Danaher Corp.	171,936	38,193,863

DexCom, Inc.(2)	95,592	35,342,274

DexCom, Inc.(1)(2)	30,000	11,087,441

Edwards Lifesciences Corp.(2)	31,284	2,854,039

Haemonetics Corp.(2)	110,000	13,062,500

Hill-Rom Holdings, Inc.	36,482	3,574,142

IDEXX Laboratories, Inc.(2)	13,040	6,518,305

Insulet Corp.(2)	9,898	2,530,226

Integra LifeSciences Holdings Corp.(2)	1,011,345	65,656,517

Integra LifeSciences Holdings Corp.(1)(2)	200,000	12,976,210

Integra LifeSciences Holdings Corp.(1)(2)	200,000	12,980,754

Integra LifeSciences Holdings Corp.(1)(2)	600,000	38,952,000

Intuitive Surgical, Inc.(2)	173,309	141,784,093

Medtronic PLC	543,055	63,613,463

Penumbra, Inc.(2)	91,462	16,005,850

ResMed, Inc.	21,305	4,528,591

Smith & Nephew PLC ADR	5,500	231,935

Stryker Corp.	305,404	74,836,196

Teleflex, Inc.	14,325	5,895,740

Varian Medical Systems, Inc.(2)	45,609	7,982,031

West Pharmaceutical Services, Inc.	5,623	1,593,052

Zimmer Biomet Holdings, Inc.	152,758	23,538,480

		$883,801,389

Health Care Providers & Services — 1.9%

Acadia Healthcare Co., Inc.(2)	32,000	$1,608,320

Anthem, Inc.	145,701	46,783,134

Cardinal Health, Inc.	29,103	1,558,757

Centene Corp.(2)	167,893	10,078,617

Cigna Corp.	39,731	8,271,200

Cigna Corp.(1)	7,416	1,542,937

Covetrus, Inc.(2)	10,538	302,862

CVS Health Corp.	1,187,193	81,085,282

DaVita, Inc.(2)	157,055	18,438,257

Guardant Health, Inc.(2)	83,152	10,716,630

HCA Healthcare, Inc.	188,518	31,003,670

Henry Schein, Inc.(2)	26,384	1,764,034

Humana, Inc.	2,438	1,000,238

Laboratory Corp. of America Holdings(2)	745	151,645

McKesson Corp.	150,389	26,155,655

Molina Healthcare, Inc.(2)	18,585	3,952,658

UnitedHealth Group, Inc.	807,436	283,151,656

		$527,565,552

Security	Shares	Value

Health Care Technology — 0.0%(3)

Cerner Corp.	18,346	$1,439,794

Teladoc Health, Inc.(2)	26,210	5,240,952

		$6,680,746

Hotels, Restaurants & Leisure — 3.4%

Aramark	137,669	$5,297,503

Carnival Corp.	22,069	478,014

Chipotle Mexican Grill, Inc.(2)	121,117	167,954,155

Choice Hotels International, Inc.	49,631	5,297,117

Darden Restaurants, Inc.	66,114	7,875,500

Domino’s Pizza, Inc.	2,815	1,079,440

Hilton Worldwide Holdings, Inc.	106,201	11,815,923

Hyatt Hotels Corp., Class A	1,353,442	100,493,068

Marriott International, Inc., Class A	1,575,495	207,839,300

McDonald’s Corp.	104,208	22,360,953

MGM Resorts International	892,202	28,113,285

Penn National Gaming, Inc.(2)	30,956	2,673,670

Royal Caribbean Cruises, Ltd.	1,900	141,911

Starbucks Corp.	3,057,660	327,108,467

Texas Roadhouse, Inc.	416,807	32,577,635

Yum China Holdings, Inc.	367,698	20,991,879

Yum! Brands, Inc.	123,810	13,440,814

		$955,538,634

Household Durables — 0.1%

D.R. Horton, Inc.	19,682	$1,356,483

Leggett & Platt, Inc.	92,079	4,079,100

Lennar Corp., Class A	8,688	662,286

Lennar Corp., Class B	21	1,285

Mohawk Industries, Inc.(2)	4,820	679,379

Newell Brands, Inc.	123,465	2,621,162

NVR, Inc.(2)	1,822	7,433,505

PulteGroup, Inc.	221,275	9,541,378

Tempur Sealy International, Inc.(2)	540,100	14,582,700

Toll Brothers, Inc.	4,378	190,312

Whirlpool Corp.	1,391	251,062

		$41,398,652

Household Products — 2.0%

Church & Dwight Co., Inc.	172,129	$15,014,813

Church & Dwight Co., Inc.(1)	17,504	1,525,958

Clorox Co. (The)	16,257	3,282,613

Colgate-Palmolive Co.	2,420,348	206,963,957

Energizer Holdings, Inc.	10,496	442,721

Kimberly-Clark Corp.	85,688	11,553,313

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Household Products (continued)

Procter & Gamble Co. (The)	2,284,091	$317,808,422

		$556,591,797

Independent Power and Renewable Electricity Producers — 0.0%(3)

AES Corp. (The)	1,730	$40,655

		$40,655

Industrial Conglomerates — 1.0%

3M Co.	745,315	$130,273,609

Carlisle Cos., Inc.	71,809	11,215,130

General Electric Co.	5,271,443	56,931,584

Honeywell International, Inc.	392,550	83,495,385

Roper Technologies, Inc.	20,455	8,817,946

		$290,733,654

Insurance — 1.4%

Aegon NV ADR	5	$20

Aflac, Inc.	788,242	35,053,122

Alleghany Corp.	3,985	2,405,705

Allstate Corp. (The)	20,970	2,305,232

American International Group, Inc.	160,299	6,068,920

Aon PLC, Class A	157,281	33,228,757

Arch Capital Group, Ltd.(2)	241,964	8,727,641

Arthur J. Gallagher & Co.	509,591	63,041,503

Assurant, Inc.	13,599	1,852,456

Brighthouse Financial, Inc.(2)	936	33,888

Brown & Brown, Inc.	407	19,296

Chubb, Ltd.	44,707	6,881,301

Cincinnati Financial Corp.	35,947	3,140,689

Fidelity National Financial, Inc.	57,654	2,253,695

First American Financial Corp.	1,227	63,350

Globe Life, Inc.	348,792	33,121,288

Hartford Financial Services Group, Inc.	83,487	4,089,193

Lincoln National Corp.	5,477	275,548

Markel Corp.(2)	19,895	20,557,503

Marsh & McLennan Cos., Inc.	226,689	26,522,613

MetLife, Inc.	18,211	855,006

Progressive Corp. (The)	1,110,345	109,790,914

Prudential Financial, Inc.	20,261	1,581,776

Reinsurance Group of America, Inc.	6,425	744,657

Travelers Cos., Inc. (The)	146,715	20,594,385

Trisura Group, Ltd.(2)	124	8,648

W.R. Berkley Corp.	2,250	149,445

Willis Towers Watson PLC	70	14,748

		$383,381,299

Security	Shares	Value

Interactive Media & Services — 8.8%

Alphabet, Inc., Class A(2)	313,841	$550,050,290

Alphabet, Inc., Class C(2)	400,182	701,070,842

Baidu, Inc. ADR(2)	72,500	15,677,400

CarGurus, Inc.(2)	37,803	1,199,489

Cars.com, Inc.(2)	400	4,520

Facebook, Inc., Class A(2)	3,396,333	927,742,322

IAC/InterActiveCorp.(2)	6,680	1,264,858

Match Group, Inc.(2)	123,667	18,697,215

Match Group, Inc.(1)(2)	260,261	39,321,316

Pinterest, Inc., Class A(2)	2,540,426	167,414,074

Snap, Inc., Class A(2)	19,362	969,455

Twitter, Inc.(2)	550,134	29,789,756

Yelp, Inc.(2)	149,508	4,884,426

		$2,458,085,963

Internet & Direct Marketing Retail — 5.5%

Alibaba Group Holding, Ltd. ADR(2)	287,257	$66,853,322

Altaba, Inc.(4)	114,070	1,665,422

Amazon.com, Inc.(2)	405,828	1,321,753,388

Booking Holdings, Inc.(2)	52,136	116,120,949

eBay, Inc.	255,728	12,850,332

Expedia Group, Inc.	2,670	353,508

Qurate Retail, Inc., Series A	99,802	1,094,828

Trip.com Group, Ltd. ADR(2)	5,200	175,396

Wayfair, Inc., Class A(2)	51,793	11,695,377

		$1,532,562,522

IT Services — 5.2%

Accenture PLC, Class A	963,901	$251,780,580

Akamai Technologies, Inc.(2)	239,108	25,103,949

Alliance Data Systems Corp.	686	50,833

Amdocs, Ltd.	43,944	3,116,948

Automatic Data Processing, Inc.	268,307	47,275,693

Booz Allen Hamilton Holding Corp., Class A	43,691	3,808,981

Broadridge Financial Solutions, Inc.	91,705	14,049,206

CACI International, Inc., Class A(2)	13,584	3,386,899

Cognizant Technology Solutions Corp., Class A	24,598	2,015,806

Fidelity National Information Services, Inc.	18,757	2,653,365

Fiserv, Inc.(2)	606,600	69,067,476

Global Payments, Inc.	31,828	6,856,388

International Business Machines Corp.	647,631	81,523,790

Jack Henry & Associates, Inc.	2,196	355,730

Mastercard, Inc., Class A	195,157	69,659,340

Okta, Inc.(2)	319,829	81,319,721

Paychex, Inc.	14,638	1,363,969

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

IT Services (continued)

PayPal Holdings, Inc.(2)	1,089,057	$255,057,149

Sabre Corp.	157,290	1,890,626

Shopify, Inc., Class A(2)	12,524	14,176,542

Square, Inc., Class A(2)	381,727	83,079,064

Twilio, Inc., Class A(2)	531,036	179,755,686

VeriSign, Inc.(2)	5,654	1,223,526

Visa, Inc., Class A	1,189,221	260,118,309

Western Union Co. (The)	27,606	605,676

		$1,459,295,252

Leisure Products — 0.0%(3)

Hasbro, Inc.	1,383	$129,366

Mattel, Inc.(2)	3,941	68,770

Polaris, Inc.	52,104	4,964,469

		$5,162,605

Life Sciences Tools & Services — 0.6%

10X Genomics, Inc., Class A(2)	145,021	$20,534,974

Agilent Technologies, Inc.	665,215	78,821,325

Avantor, Inc.(2)	120,000	3,378,000

Illumina, Inc.(2)	86,595	32,040,150

IQVIA Holdings, Inc.(2)	57,124	10,234,907

Mettler-Toledo International, Inc.(2)	1,000	1,139,680

NeoGenomics, Inc.(2)	38,329	2,063,633

PerkinElmer, Inc.	9,625	1,381,187

Thermo Fisher Scientific, Inc.	56,834	26,472,141

Waters Corp.(2)	730	180,617

		$176,246,614

Machinery — 1.7%

Caterpillar, Inc.	356,595	$64,907,422

Cummins, Inc.	1,178	267,524

Deere & Co.	195,453	52,586,630

Donaldson Co., Inc.	142,204	7,946,360

Dover Corp.	369,407	46,637,634

Fortive Corp.	30,511	2,160,789

Illinois Tool Works, Inc.	1,069,855	218,122,037

Ingersoll Rand, Inc.(2)	23,418	1,066,924

Lincoln Electric Holdings, Inc.	53,660	6,237,975

Manitowoc Co., Inc. (The)(2)	11,435	152,200

Middleby Corp.(2)	2,000	257,840

Otis Worldwide Corp.	430,984	29,112,969

PACCAR, Inc.	186,094	16,056,190

Parker-Hannifin Corp.	19,172	5,222,645

Pentair PLC	4	212

Security	Shares	Value

Machinery (continued)

Snap-on, Inc.	29,674	$5,078,408

Stanley Black & Decker, Inc.	288	51,425

Trinity Industries, Inc.	11,100	292,929

Welbilt, Inc.(2)	45,741	603,781

Westinghouse Air Brake Technologies Corp.	14,082	1,030,802

Xylem, Inc.	100,031	10,182,156

		$467,974,852

Media — 0.3%

Comcast Corp., Class A	1,193,814	$62,555,854

Discovery, Inc., Class A(2)	19,462	585,612

Discovery, Inc., Class C(2)	207	5,421

Fox Corp., Class A	5,412	157,597

Interpublic Group of Cos., Inc. (The)	726	17,075

Liberty Broadband Corp., Series A(2)	3,091	487,080

Liberty Broadband Corp., Series C(2)	6,183	979,202

Liberty SiriusXM Group, Series A(2)	12,367	534,131

Liberty SiriusXM Group, Series C(2)	24,734	1,076,176

News Corp., Class A	24	431

Omnicom Group, Inc.	31,882	1,988,480

Sirius XM Holdings, Inc.	53,280	339,394

TEGNA, Inc.	1,201	16,754

ViacomCBS, Inc., Class B	613,777	22,869,331

		$91,612,538

Metals & Mining — 0.1%

Alcoa Corp.(2)	5,862	$135,119

Arconic Corp.(2)	1	30

Cleveland-Cliffs, Inc.	527,743	7,683,938

Freeport-McMoRan, Inc.	85,788	2,232,204

Glencore PLC(2)	598,405	1,900,411

Newmont Corp.	103	6,168

Nucor Corp.	236,089	12,557,574

Southern Copper Corp.	12,126	789,645

Steel Dynamics, Inc.	232,124	8,558,412

		$33,863,501

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	53,943	$3,898,461

Dominion Energy, Inc.	13,510	1,015,952

DTE Energy Co.	77,124	9,363,625

NiSource, Inc.	828	18,994

Sempra Energy	66,344	8,452,889

WEC Energy Group, Inc.	15,006	1,381,002

		$24,130,923

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Multiline Retail — 0.1%

Dollar General Corp.	329	$69,189

Dollar Tree, Inc.(2)	146,190	15,794,368

Nordstrom, Inc.	3,192	99,622

Target Corp.	36,389	6,423,750

		$22,386,929

Oil, Gas & Consumable Fuels — 1.3%

Antero Resources Corp.(2)	1,341,986	$7,313,824

Cheniere Energy, Inc.(2)	723,716	43,444,672

Chesapeake Energy Corp.(2)	1	2

Chevron Corp.	985,901	83,259,339

Concho Resources, Inc.	40,000	2,334,000

ConocoPhillips	306,529	12,258,095

Devon Energy Corp.	143,600	2,270,316

EOG Resources, Inc.	472,114	23,544,325

EQT Corp.	180,474	2,293,825

Equitrans Midstream Corp.	144,379	1,160,807

Exxon Mobil Corp.	3,106,785	128,061,678

Hess Corp.	364,574	19,245,861

HollyFrontier Corp.	8,000	206,800

Kinder Morgan, Inc.	112,401	1,536,522

Marathon Oil Corp.	123,481	823,618

Marathon Petroleum Corp.	192,770	7,972,967

Murphy Oil Corp.	145,312	1,758,275

Occidental Petroleum Corp.	22,811	394,858

Phillips 66	193,043	13,501,427

Pioneer Natural Resources Co.	22,520	2,564,803

Range Resources Corp.	664,831	4,454,368

Southwestern Energy Co.(2)	486	1,448

Valero Energy Corp.	14,523	821,566

Williams Cos., Inc. (The)	20,025	401,501

WPX Energy, Inc.(2)	666	5,428

		$359,630,325

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	45,277	$12,052,285

Unilever PLC ADR	69,397	4,188,803

		$16,241,088

Pharmaceuticals — 4.3%

AstraZeneca PLC ADR	217,956	$10,895,620

Bristol-Myers Squibb Co.	2,353,836	146,008,447

Catalent, Inc.(2)	45,943	4,781,288

Eli Lilly & Co.	2,259,171	381,438,432

GlaxoSmithKline PLC ADR	1,968	72,422

Security	Shares	Value

Pharmaceuticals (continued)

Johnson & Johnson	2,549,760	$401,281,229

Mallinckrodt PLC(2)	6	1

Merck & Co., Inc.	1,761,529	144,093,072

Novartis AG ADR	126,232	11,920,088

Novo Nordisk A/S ADR	262,532	18,337,860

Pfizer, Inc.	2,330,428	85,783,055

Reata Pharmaceuticals, Inc., Class A(2)	4,694	580,272

Roche Holding AG ADR	35,808	1,569,823

Sanofi ADR	5,100	247,809

Takeda Pharmaceutical Co., Ltd. ADR	31,905	580,671

Teva Pharmaceutical Industries, Ltd. ADR(2)	5,106	49,273

Viatris, Inc.(2)	287,502	5,387,788

Zoetis, Inc.	1,198	198,269

		$1,213,225,419

Professional Services — 0.2%

ASGN, Inc.(2)	228,139	$19,056,451

ASGN, Inc.(1)(2)	17,000	1,420,010

Equifax, Inc.	8,854	1,707,405

Nielsen Holdings PLC	61,834	1,290,475

Thomson Reuters Corp.	121,293	9,932,684

Verisk Analytics, Inc.	109,263	22,681,906

		$56,088,931

Road & Rail — 1.8%

Canadian National Railway Co.	526,084	$57,790,327

Canadian Pacific Railway, Ltd.	192	66,565

CSX Corp.	692,012	62,800,089

J.B. Hunt Transport Services, Inc.	10,000	1,366,500

Kansas City Southern	7,899	1,612,423

Lyft, Inc., Class A(2)	112,436	5,523,981

Norfolk Southern Corp.	261,802	62,206,773

Uber Technologies, Inc.(2)	3,699,519	188,675,469

Union Pacific Corp.	563,096	117,247,849

		$497,289,976

Semiconductors & Semiconductor Equipment — 6.5%

Advanced Micro Devices, Inc.(2)	2,697	$247,342

Analog Devices, Inc.	640,405	94,607,031

Applied Materials, Inc.	200,009	17,260,777

ASML Holding NV - NY Shares	12,459	6,076,503

Broadcom, Inc.	101,674	44,517,961

Broadcom, Inc.(1)	14,025	6,137,162

Cirrus Logic, Inc.(2)	50,000	4,110,000

Intel Corp.	7,368,078	367,077,646

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

KLA Corp.	225	$58,255

Lam Research Corp.	78,330	36,992,909

Marvell Technology Group, Ltd.	95,391	4,534,888

Microchip Technology, Inc.	581,017	80,244,258

Micron Technology, Inc.(2)	299,972	22,551,895

NVIDIA Corp.	623,066	325,365,065

NXP Semiconductors NV	13,187	2,096,865

Qorvo, Inc.(2)	13,586	2,258,944

QUALCOMM, Inc.	4,089,697	623,024,441

Silicon Laboratories, Inc.(2)	40,103	5,106,716

Skyworks Solutions, Inc.	1,000	152,880

Teradyne, Inc.	1,200	143,868

Texas Instruments, Inc.	1,076,699	176,718,607

Xilinx, Inc.	84,881	12,033,579

		$1,831,317,592

Software — 9.8%

Adobe, Inc.(2)	404,740	$202,418,569

ANSYS, Inc.(2)	150,106	54,608,563

Autodesk, Inc.(2)	27,729	8,466,773

Box, Inc., Class A(2)	176,143	3,179,381

Cadence Design Systems, Inc.(2)	698,571	95,306,042

CDK Global, Inc.	3	156

Check Point Software Technologies, Ltd.(2)	151,951	20,195,807

Citrix Systems, Inc.	11,798	1,534,920

Coupa Software, Inc.(2)	54,504	18,471,951

Crowdstrike Holdings, Inc., Class A(2)	400,567	84,848,102

DocuSign, Inc.(2)	1,158,429	257,518,767

Dropbox, Inc., Class A(2)	2,287,688	50,763,797

Envestnet, Inc.(2)	41,786	3,438,570

FireEye, Inc.(2)	91,308	2,105,562

Fortinet, Inc.(2)	22,529	3,346,232

Guidewire Software, Inc.(2)	67,562	8,697,256

Intuit, Inc.	99,232	37,693,275

Manhattan Associates, Inc.(2)	63,065	6,633,177

Microsoft Corp.	4,240,689	943,214,047

NortonLifeLock, Inc.	121,379	2,522,256

Nutanix, Inc., Class A(2)	18,402	586,472

Oracle Corp.	374,251	24,210,297

Palantir Technologies, Inc., Class A(2)	39,250	924,338

Palo Alto Networks, Inc.(2)	295,522	105,025,564

Paycom Software, Inc.(2)	551,349	249,347,585

Proofpoint, Inc.(2)	60,744	8,286,089

RingCentral, Inc., Class A(2)	9,657	3,659,713

RingCentral, Inc., Class A(1)(2)	9,178	3,478,187

salesforce.com, inc.(2)	278,629	62,003,311

Security	Shares	Value

Software (continued)

SAP SE ADR	2,796	$364,570

ServiceNow, Inc.(2)	222,793	122,631,951

Slack Technologies, Inc., Class A(2)	2,202,005	93,012,691

Smartsheet, Inc., Class A(2)	227,811	15,785,024

Splunk, Inc.(2)	412,415	70,065,184

Synopsys, Inc.(2)	34,865	9,038,403

Teradata Corp.(2)	318	7,145

Tyler Technologies, Inc.(2)	232,333	101,418,001

Workday, Inc., Class A(2)	217,876	52,205,268

Zscaler, Inc.(2)	35,000	6,989,850

		$2,734,002,846

Specialty Retail — 2.0%

Advance Auto Parts, Inc.	16,346	$2,574,658

AutoNation, Inc.(2)	18,322	1,278,692

AutoZone, Inc.(2)	2,475	2,933,964

Bed Bath & Beyond, Inc.	22,000	390,720

Best Buy Co., Inc.	311,979	31,132,384

Burlington Stores, Inc.(2)	20,079	5,251,662

CarMax, Inc.(2)	16,276	1,537,431

Dick’s Sporting Goods, Inc.	72,500	4,075,225

Gap, Inc. (The)	75,000	1,514,250

GNC Holdings, Inc., Class A(2)(4)	900	0

Home Depot, Inc. (The)	68,685	18,244,110

L Brands, Inc.	265,335	9,867,809

Lowe’s Cos., Inc.	1,023,552	164,290,332

O’Reilly Automotive, Inc.(2)	157,561	71,307,382

Ross Stores, Inc.	558,660	68,609,035

Signet Jewelers, Ltd.	65,986	1,799,438

Tiffany & Co.	13,285	1,746,313

TJX Cos., Inc. (The)	1,692,189	115,559,587

Tractor Supply Co.	247,452	34,786,802

Ulta Beauty, Inc.(2)	96,955	27,841,598

		$564,741,392

Technology Hardware, Storage & Peripherals — 4.7%

Apple, Inc.	9,555,300	$1,267,892,757

Dell Technologies, Inc., Class C(2)	2,415	176,996

Hewlett Packard Enterprise Co.	388,752	4,606,711

NCR Corp.(2)	118	4,433

NetApp, Inc.	78,200	5,179,968

Pure Storage, Inc., Class A(2)	1,300,000	29,393,000

		$1,307,253,865

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%

Hanesbrands, Inc.	221,909	$3,235,433

Kontoor Brands, Inc.(2)	37,542	1,522,703

Levi Strauss & Co., Class A	168,000	3,373,440

Lululemon Athletica, Inc.(2)	2,567	893,393

NIKE, Inc., Class B	2,895,153	409,577,295

Skechers USA, Inc., Class A(2)	100,000	3,594,000

Tapestry, Inc.	522	16,224

VF Corp.	304,553	26,011,872

		$448,224,360

Thrifts & Mortgage Finance — 0.0%(3)

Essent Group, Ltd.	96,312	$4,160,678

		$4,160,678

Tobacco — 0.5%

Altria Group, Inc.	872,766	$35,783,406

British American Tobacco PLC ADR	3,399	127,429

Philip Morris International, Inc.	1,106,966	91,645,715

		$127,556,550

Trading Companies & Distributors — 0.3%

Fastenal Co.	1,675,640	$81,821,501

NOW, Inc.(2)	944	6,778

United Rentals, Inc.(2)	6,000	1,391,460

W.W. Grainger, Inc.	9,210	3,760,811

		$86,980,550

Water Utilities — 0.0%(3)

American Water Works Co., Inc.	1,900	$291,593

		$291,593

Wireless Telecommunication Services — 0.0%(3)

America Movil SAB de CV, Series L ADR	224,780	$3,268,301

Rogers Communications, Inc., Class B	750	34,943

Vodafone Group PLC ADR	5	82

		$3,303,326

Total Common Stocks (identified cost $13,015,824,659)		$27,754,454,240

Preferred Stocks — 0.0%(3)
Security	Shares	Value

Internet & Direct Marketing Retail — 0.0%(3)

Qurate Retail, Inc., Series A, 8.00%	2,994	$296,406

Total Preferred Stocks (identified cost $168,592)		$296,406

Rights — 0.0%(3)
Security	Shares	Value

Pharmaceuticals — 0.0%(3)

Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(2)	237,107	$163,627

Total Rights (identified cost $505,038)		$163,627

Warrants — 0.0%(3)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(3)

Occidental Petroleum Corp., Exp. 8/3/27(2)	2,853	$19,429

Total Warrants (identified cost $14,122)		$19,429

Short-Term Investments — 0.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	202,615,051	$202,615,051

Total Short-Term Investments (identified cost $202,615,051)		$202,615,051

Total Investments — 99.9% (identified cost $13,219,127,462)		$27,957,548,753

Other Assets, Less Liabilities — 0.1%		$29,165,371

Net Assets — 100.0%		$27,986,714,124

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Restricted security (see Note 5).

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Portfolio of Investments — continued

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Abbreviations:

ADR	–	American Depositary Receipt

CVR	–	Contingent Value Rights

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Statement of Assets and Liabilities

Assets	December 31, 2020

Unaffiliated investments, at value (identified cost, $13,016,512,411)	$27,754,933,702

Affiliated investment, at value (identified cost, $202,615,051)	202,615,051

Cash	474,511

Foreign currency, at value (identified cost, $1,254)	1,237

Dividends and interest receivable	13,929,065

Dividends receivable from affiliated investment	16,406

Receivable for investments sold	24,068,905

Tax reclaims receivable	2,368,866

Total assets	$27,998,407,743

Liabilities

Payable to affiliates:

Investment adviser fee	$9,643,087

Trustees’ fees	27,125

Accrued expenses	2,023,407

Total liabilities	$11,693,619

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$27,986,714,124

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Statement of Operations

Investment Income	Year Ended December 31, 2020

Dividends (net of foreign taxes, $3,158,559)	$341,124,008

Dividends from affiliated investment	1,247,060

Total investment income	$342,371,068

Expenses

Investment adviser fee	$95,887,876

Trustees’ fees and expenses	108,500

Custodian fee	3,049,238

Professional fees	523,404

Miscellaneous	791,003

Total expenses	$100,360,021

Net investment income	$242,011,047

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$582,816,933

Investment transactions — affiliated investment	42,008

Foreign currency transactions	(5,790)

Net realized gain	$582,853,151

Change in unrealized appreciation (depreciation) —

Investments	$4,456,226,123

Investments — affiliated investment	(10,545)

Foreign currency	80,059

Net change in unrealized appreciation (depreciation)	$4,456,295,637

Net realized and unrealized gain	$5,039,148,788

Net increase in net assets from operations	$5,281,159,835

(1)	Includes $572,823,358 of net realized gains from redemptions in-kind.

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$242,011,047	$242,547,071

Net realized gain	582,853,151	489,448,401

Net change in unrealized appreciation (depreciation)	4,456,295,637	4,081,066,263

Net increase in net assets from operations	$5,281,159,835	$4,813,061,735

Capital transactions —

Contributions	$1,891,540,171	$2,251,431,385

Withdrawals	(1,199,338,464)	(1,067,186,292)

Net increase in net assets from capital transactions	$692,201,707	$1,184,245,093

Net increase in net assets	$5,973,361,542	$5,997,306,828

Net Assets

At beginning of year	$22,013,352,582	$16,016,045,754

At end of year	$27,986,714,124	$22,013,352,582

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2020

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2020	2019	2018	2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.44%	0.45%	0.46%	0.46%		0.47%

Net investment income	1.07%	1.28%	1.25%	1.33%		1.48%

Portfolio Turnover(1)	1%	1%	1%	0	%(2)	1%

Total Return	23.42%	29.87%	(5.02)%	22.76%		9.06%

Net assets, end of year (000’s omitted)	$27,986,714	$22,013,353	$16,016,046	$16,224,690		$12,577,024

(1)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 6%, 6%, 6%, 5% and 6% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(2)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2020, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 4.3%, 7.2%, 3.7%, and 0.8% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 84.0% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2020

Notes to Financial Statements — continued

As of December 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. EVM is a wholly-owned subsidiary of Eaton Vance Corp. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2020, the Portfolio’s investment adviser fee amounted to $95,887,876 or 0.42% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $600,386,056 and $321,554,470, respectively, for the year ended December 31, 2020. In addition, investors contributed securities with an aggregate market value of $1,840,132,133 and investments having an aggregate market value of $1,043,276,593 were distributed in payment for capital withdrawals during the year ended December 31, 2020.

32

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2020

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,702,977,623

Gross unrealized appreciation	$24,273,380,350

Gross unrealized depreciation	(18,809,220)

Net unrealized appreciation	$24,254,571,130

5   Restricted Securities

At December 31, 2020, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Arista Networks, Inc.	6/18/20	6/18/21	88,600	$20,060,404	$25,744,502

Arista Networks, Inc.	12/17/20	12/17/21	105,064	30,000,276	30,510,129

ASGN, Inc.	6/18/20	6/18/21	17,000	1,085,308	1,420,010

Broadcom, Inc.	12/17/20	12/17/21	14,025	5,955,945	6,137,162

Church & Dwight Co., Inc.	12/17/20	12/17/21	17,504	1,516,161	1,525,958

Cigna Corp.	12/17/20	12/17/21	7,416	1,500,098	1,542,937

DexCom, Inc.	9/17/20	9/17/21	30,000	11,808,737	11,087,441

Integra LifeSciences Holdings Corp.	6/18/20	6/18/21	600,000	29,144,044	38,952,000

Integra LifeSciences Holdings Corp.	9/17/20	9/17/21	200,000	9,395,300	12,980,754

Integra LifeSciences Holdings Corp.	12/17/20	12/17/21	200,000	12,154,703	12,976,210

Linde PLC	9/17/20	9/17/21	12,068	3,000,148	3,178,528

Match Group, Inc.	12/17/20	12/17/21	260,261	40,028,133	39,321,316

Northrop Grumman Corp.	9/17/20	9/17/21	2,913	1,000,028	887,427

RingCentral, Inc., Class A	6/18/20	6/18/21	9,178	2,500,146	3,478,187

Total Restricted Securities				$169,149,431	$189,742,561

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2020.

33

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2020

Notes to Financial Statements — continued

7  Investments in Affiliated Funds

At December 31, 2020, the value of the Portfolio’s investment in affiliated funds was $202,615,051, which represents 0.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$346,625,190	$530,987,040	$(675,028,642)	$42,008	$(10,545)	$202,615,051	$1,247,060	202,615,051

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$3,313,896,924	$39,321,316		$—	$3,353,218,240

Consumer Discretionary	3,805,491,045	—		1,665,422	3,807,156,467

Consumer Staples	1,979,766,373	133,727,291		—	2,113,493,664

Energy	391,665,784	—		—	391,665,784

Financials	3,596,757,912	9,581,055		—	3,606,338,967

Health Care	3,459,780,175	38,587,342		—	3,498,367,517

Industrials	2,605,994,312	887,427		—	2,606,881,739

Information Technology	7,840,514,845	36,647,291		—	7,877,162,136

Materials	379,530,028	5,078,939		—	384,608,967

Real Estate	27,248,891	—		—	27,248,891

Utilities	88,311,868	—		—	88,311,868

Total Common Stocks	$27,488,958,157	$263,830,661	**	$1,665,422	$27,754,454,240

Preferred Stocks	$296,406	$—		$—	$296,406

Rights	163,627	—		—	163,627

Warrants	19,429	—		—	19,429

Short-Term Investments	—	202,615,051		—	202,615,051

Total Investments	$27,489,437,619	$466,445,712		$1,665,422	$27,957,548,753

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

34

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2020

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2020 is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.2% of net assets at December 31, 2020).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement was approved by Portfolio interest holders at a joint special meeting of interest holders on February 19, 2021, and would take effect upon consummation of the transaction.

35

Tax-Managed Growth Portfolio

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio. As defined below, Eaton Vance Tax-Managed Growth Fund 1.0 is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Tax-Managed Growth Fund 1.0	Eaton Vance Management	None

Tax-Managed Growth Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

37

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

38

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval — continued

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

39

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval — continued

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and,

40

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval — continued

where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

41

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the

Funds and recommended that shareholders approve the New Agreements.

42

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 144 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 143 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 143 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

43

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021). Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Also Vice President of CRM.

44

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Deidre E. Walsh 1971	Vice President	2009	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/19	12/31/20
Audit Fees	$98,000	$98,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,516	$17,106
All Other Fees(3)	$0	$0

Total	$115,516	$115,106

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2019 and December 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/19	12/31/20
Registrant	$17,516	$17,106
Eaton Vance(1)	$59,903	$150,300

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021
By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 24, 2021